Employee Future Benefits - Disclosure of Net Defined Benefit Liability (Asset) (Details) - Unfunded Plan One [Member] - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Disclosure of net defined benefit liability (asset) [line items]
Balances - Beginning of the period	$ 13,788	$ 13,205
Current service cost	12	49
Interest cost	37	241
Actuarial (gain) loss arising from changes in financial assumptions	(1,388)	1,040
Benefits paid	(105)	(483)
Impact of foreign exchange rate changes	(288)	(264)
Balances - End of the period	12,056	13,788
Amounts recognized in net income (loss)	49	(262)
Amounts recognized in other comprehensive loss	(1,676)	(810)
Pension Benefit Plans [Member]
Disclosure of net defined benefit liability (asset) [line items]
Balances - Beginning of the period	13,705
Current service cost	11
Interest cost	37
Actuarial (gain) loss arising from changes in financial assumptions	(1,388)
Benefits paid	(105)
Impact of foreign exchange rate changes	(287)
Balances - End of the period	11,973	13,705
Amounts recognized in net income (loss)	48
Amounts recognized in other comprehensive loss	(1,675)
Other Benefit Plans [Member]
Disclosure of net defined benefit liability (asset) [line items]
Balances - Beginning of the period	83
Current service cost	1
Interest cost
Actuarial (gain) loss arising from changes in financial assumptions
Benefits paid
Impact of foreign exchange rate changes	(1)
Balances - End of the period	83	$ 83
Amounts recognized in net income (loss)	1
Amounts recognized in other comprehensive loss	$ (1)